Investment in associates and joint ventures Nattarive (Detail) - Entity's total for joint ventures [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Cash and cash equivalents	€ 247	€ 175	€ 128
Amortization and depreciation	€ (25)	€ (30)	€ (50)